Schedule of fair value of options granted with weighted average assumptions (Details) - Share options [member] - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Share price	$ 0.41	$ 0.18
Exercise price	0.51	0.18
Exercise price	$ 3.58
Exercise price		$ 3.47
Expected volatility		100.00%
Expected expiration	4 years 1 month 13 days	2 years 4 months 20 days